Financial data pertaining to the different trusts (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Line Items]
Debt Redemption Price Percent Of Principal Amount	100.00%
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Disclosure [Line Items]
Debt Redemption Price Description	the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption
Junior subordinates debentures, carrying value	$ 0	$ 531,540
Junior subordinates debentures, aggregate liquidation amount		936,000
Debt Instrument Unamortized Discount		$ 404,460